SCHEDULE OF PLANT AND EQUIPMENT, NET (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Property, Plant and Equipment [Line Items]
Less: accumulated depreciation	$ (419,057)	$ (364,867)
Plant and equipment, net	124,503	133,558
Electronic Equipment [Member]
Property, Plant and Equipment [Line Items]
Plant and equipment, gross	443,076	399,381
Transportation Equipment [Member]
Property, Plant and Equipment [Line Items]
Plant and equipment, gross	$ 100,484	$ 99,044